Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.4%)
Fox Corp. - Class B	284,665	10,328

Total		10,328

Consumer Discretionary (8.2%)
Advance Auto Parts, Inc.	68,042	14,082
Aptiv PLC *	5,750	688
BorgWarner, Inc.	255,425	9,936
Bridgestone Corp.	81,300	3,147
Cracker Barrel Old Country Store, Inc.	32,454	3,853
Dollar Tree, Inc. *	88,510	14,175
Polaris, Inc.	51,698	5,445
Sodexo SA	85,181	6,915

Total		58,241

Consumer Staples (8.2%)
Conagra Brands, Inc.	411,152	13,802
General Mills, Inc.	73,122	4,952
The J.M. Smucker Co.	36,753	4,977
Kellogg Co.	70,892	4,572
Kimberly-Clark Corp.	80,975	9,973
Koninklijke Ahold Delhaize NV	365,221	11,740
Orkla ASA	503,101	4,474
Sysco Corp.	47,532	3,881

Total		58,371

Energy (5.7%)
Baker Hughes	271,614	9,889
Devon Energy Corp.	201,139	11,893
Enterprise Products Partners LP	290,721	7,504
Pioneer Natural Resources Co.	45,618	11,406

Total		40,692

Financials (18.3%)
Aflac, Inc.	139,801	9,002
The Allstate Corp.	100,888	13,974
Ameriprise Financial, Inc.	14,069	4,226
The Bank of New York Mellon Corp.	288,352	14,311
Capitol Federal Financial, Inc.	248,342	2,702
Chubb, Ltd.	32,904	7,038
Commerce Bancshares, Inc.	15,870	1,136
First Hawaiian, Inc.	309,979	8,645
M&T Bank Corp.	14,412	2,443
Northern Trust Corp.	145,362	16,927

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Prosperity Bancshares, Inc.	135,275	9,385
Reinsurance Group of America, Inc.	110,777	12,126
State Street Corp.	37,613	3,277
T. Rowe Price Group, Inc.	71,238	10,771
Truist Financial Corp.	178,897	10,143
Westamerica Bancorporation	73,207	4,429

Total		130,535

Health Care (14.4%)
AmerisourceBergen Corp.	34,605	5,354
Becton Dickinson and Co.	26,322	7,002
Cardinal Health, Inc.	144,164	8,174
Cerner Corp.	46,500	4,350
DENTSPLY SIRONA, Inc.	65,747	3,236
Envista Holdings Corp. *	46,726	2,276
Henry Schein, Inc. *	120,643	10,519
Humana, Inc.	4,924	2,143
Koninklijke Philips NV	120,393	3,675
McKesson Corp.	18,894	5,784
Quest Diagnostics, Inc.	92,440	12,651
Universal Health Services, Inc.	89,712	13,004
Zimmer Biomet
Holdings, Inc.	185,412	23,714
Zimvie, Inc. *	18,072	413

Total		102,295

Industrials (14.1%)
BAE Systems PLC	379,516	3,578
Beacon Roofing Supply, Inc. *	87,559	5,191
Cie de Saint-Gobain	87,311	5,196
Cummins, Inc.	16,086	3,299
Emerson Electric Co.	146,866	14,400
General Dynamics Corp.	13,612	3,283
Heartland Express, Inc.	282,822	3,979
Hubbell, Inc.	16,159	2,970
IMI PLC	98,161	1,750
MSC Industrial Direct Co., Inc. - Class A	141,653	12,070
nVent Electric PLC	312,691	10,875
Oshkosh Corp.	81,512	8,204
PACCAR, Inc.	57,845	5,094
Republic Services, Inc.	25,268	3,348

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Southwest Airlines Co. *	323,623	14,822
Stanley Black & Decker, Inc.	16,146	2,257

Total		100,316

Information Technology (6.3%)
Amdocs, Ltd.	75,939	6,243
CDK Global, Inc.	128,412	6,251
Euronet Worldwide, Inc. *	16,985	2,211
F5, Inc. *	36,767	7,683
HP, Inc.	277,960	10,090
Juniper Networks, Inc.	52,997	1,969
Open Text Corp.	175,660	7,448
TE Connectivity, Ltd.	23,953	3,137

Total		45,032

Materials (5.3%)
Amcor PLC	401,929	4,554
Axalta Coating Systems, Ltd. *	242,407	5,958
Mondi PLC	410,843	7,965
Packaging Corp. of America	51,468	8,035
Sonoco Products Co.	175,446	10,976

Total		37,488

Real Estate (6.7%)
Equinix, Inc.	11,001	8,159
Essex Property Trust, Inc.	14,561	5,031
Healthcare Trust of America, Inc.	119,253	3,737
Healthpeak Properties, Inc.	348,522	11,965
MGM Growth Properties LLC - Class A	184,503	7,140
Regency Centers Corp.	122,897	8,767
Weyerhaeuser Co.	74,472	2,823

Total		47,622

Utilities (6.9%)
Atmos Energy Corp.	37,576	4,490
Edison International	188,472	13,212
Evergy, Inc.	49,102	3,356
Eversource Energy	43,459	3,833
NorthWestern Corp.	148,132	8,960
Pinnacle West Capital Corp.	97,928	7,648
Spire, Inc.	71,676	5,143

Mid Cap Value Portfolio

Common Stocks (95.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	34,198	2,468

Total		49,110

Total Common Stocks (Cost: $602,145)		680,030

Investment Companies (2.0%)
Investment Companies (2.0%)
iShares Russell Mid-Cap Value ETF	119,352	14,279

Total		14,279

Total Investment Companies (Cost: $13,909)		14,279

Short-Term Investments (2.4%)
Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	16,794,544	16,795

Total		16,795

Total Short-Term Investments (Cost: $16,795)		16,795

Total Investments (99.9%) (Cost: $632,849)@		711,104

Other Assets, Less Liabilities (0.1%)		446

Net Assets (100.0%)		711,550

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Goldman Sachs International	EUR	21,382	23,736	6/30/2022	$—	$(102)	$(102)
Buy	Bank Of America, N.A.	GBP	965	1,267	6/30/2022	—	(3)	(3)
Sell	Bank Of America, N.A.	GBP	9,820	12,896	6/30/2022	108	—	108
Sell	Bank Of America, N.A.	JPY	320,025	2,635	6/30/2022	23	—	23
Sell	Goldman Sachs International	NOK	33,578	3,812	6/30/2022	6	—	6

						$137	$(105)	$32

Mid Cap Value Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$137	—	$137	$(105)	—	—	$(105)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $632,849 and the net unrealized appreciation of investments based on that cost was $78,287 which is comprised of $91,779 aggregate gross unrealized appreciation and $13,492 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:

Common Stocks

Consumer Discretionary	$48,179	$10,062	$—

Consumer Staples	42,157	16,214	—

Industrials	89,792	10,524	—

Materials	29,523	7,965	—

All Others	425,614	—	—

Investment Companies	14,279	—	—

Short-Term Investments	16,795	—	—

Other Financial Instruments^

Forward Foreign Currency Contracts	—	137	—

Total Assets:	$666,339	$44,902	$—

Liabilities:

Other Financial Instruments^

Forward Foreign Currency Contracts	—	(105)	—

Total Liabilities:	$—	$(105)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand